UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04571

Name of Registrant: Vanguard Pennsylvania Tax- Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: February 28, 2014

Item 1: Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
Pennsylvania (99.6%)
1 Abington PA School District GO TOB VRDO	0.030%	3/7/14 LOC	10,510	10,510
Allegheny County PA GO VRDO	0.030%	3/7/14 LOC	32,280	32,280
Allegheny County PA GO VRDO	0.030%	3/7/14 LOC	14,455	14,455
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.040%	3/3/14	92,620	92,620
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/14	4,500	4,562
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	9,440	9,673
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.030%	3/7/14 LOC	2,700	2,700
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.030%	3/7/14 LOC	10,000	10,000
Allegheny County PA Industrial Development
Authority Health Care Revenue (Vincentian
Collaborative System) VRDO	0.040%	3/7/14 LOC	7,725	7,725
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) VRDO	0.030%	3/7/14	10,000	10,000
Ambridge PA Area School District GO	5.500%	11/1/14 (Prere.)	1,700	1,760
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.030%	3/3/14 LOC	38,325	38,325
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.040%	3/3/14 LOC	6,650	6,650
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(Metropolitan Edison Co. Project) VRDO	0.040%	3/7/14 LOC	10,000	10,000
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.030%	3/7/14 LOC	97,195	97,195
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.050%	3/7/14	9,750	9,750
1 Bethlehem PA Area School District GO TOB
VRDO	0.030%	3/7/14 LOC	8,975	8,975
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.030%	3/7/14 LOC	12,170	12,170
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.040%	3/7/14 LOC	12,440	12,440

Cambria County PA Industrial Development
Authority Revenue (American National Red
Cross) VRDO	0.050%	3/7/14 LOC	18,080	18,080
1 Central Bradford PA Progress Authority
Revenue (Robert Packer Hospital) TOB
VRDO	0.030%	3/7/14 LOC	10,365	10,365
Chester County PA Industrial Development
Authority Revenue (Collegium Charter School
Project)	5.500%	4/15/14 (Prere.)	7,595	7,721
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)
VRDO	0.030%	3/7/14 LOC	9,900	9,900
1 Chester County PA Industrial Development
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.080%	3/7/14 (13)	15,935	15,935
1 Commonwealth Financing Authority
Pennsylvania Revenue TOB VRDO	0.060%	3/7/14	9,995	9,995
Delaware County Industrial Development
Authority Revenue (Covanta Energy Project)
VRDO	0.060%	3/7/14 LOC	3,615	3,615
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group) VRDO	0.040%	3/7/14 LOC	9,445	9,445
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group) VRDO	0.040%	3/7/14 LOC	2,275	2,275
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.030%	3/7/14	29,545	29,545
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.030%	3/3/14	50,600	50,600
1 Delaware County PA Industrial Development
Authority Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	0.080%	3/7/14 (13)	2,515	2,515
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.060%	3/7/14	3,600	3,600
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.060%	3/7/14	20,000	20,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.060%	3/7/14	16,500	16,500
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.060%	3/7/14	8,000	8,000
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.030%	3/7/14 LOC	290	290
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.030%	3/7/14 LOC	23,555	23,555
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.030%	3/7/14 LOC	565	565
Emmaus PA General Authority Revenue VRDO	0.030%	3/7/14 LOC	79,500	79,500
Emmaus PA General Authority Revenue VRDO	0.040%	3/7/14 LOC	9,600	9,600
Emmaus PA General Authority Revenue VRDO	0.040%	3/7/14 LOC	12,600	12,600
Emmaus PA General Authority Revenue VRDO	0.040%	3/7/14 LOC	9,600	9,600

Emmaus PA General Authority Revenue VRDO	0.040%	3/7/14 LOC	10,000	10,000
Emmaus PA General Authority Revenue VRDO	0.040%	3/7/14 LOC	7,500	7,500
Emmaus PA General Authority Revenue VRDO	0.040%	3/7/14 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.040%	3/7/14 LOC	3,500	3,500
Emmaus PA General Authority Revenue VRDO	0.040%	3/7/14 LOC	9,500	9,500
Emmaus PA General Authority Revenue VRDO	0.040%	3/7/14 LOC	11,900	11,900
Emmaus PA General Authority Revenue VRDO	0.040%	3/7/14 LOC	4,600	4,600
Emmaus PA General Authority Revenue VRDO	0.040%	3/7/14 LOC	8,600	8,600
Emmaus PA General Authority Revenue VRDO	0.040%	3/7/14 LOC	500	500
Emmaus PA General Authority Revenue VRDO	0.040%	3/7/14 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.040%	3/7/14 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.040%	3/7/14 LOC	12,500	12,500
Emmaus PA General Authority Revenue VRDO	0.040%	3/7/14 LOC	6,900	6,900
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.030%	3/3/14	47,400	47,400
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.030%	3/3/14	2,350	2,350
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.040%	3/7/14	5,000	5,000
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.040%	3/7/14	11,250	11,250
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.040%	3/7/14	5,225	5,225
Haverford Township PA School District GO
VRDO	0.030%	3/7/14 LOC	5,000	5,000
Indiana County PA Hospital Authority Revenue
VRDO	0.030%	3/7/14 LOC	3,400	3,400
1 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.040%	3/7/14	3,410	3,410
Lancaster County PA Hospital Authority
Revenue (Masonic Homes Project) VRDO	0.040%	3/3/14 LOC	1,905	1,905
Lower Merion PA School District GO VRDO	0.030%	3/7/14 LOC	29,945	29,945
Lower Merion PA School District GO VRDO	0.030%	3/7/14 LOC	5,900	5,900
1 Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.) TOB
VRDO	0.090%	3/7/14 (13)	5,000	5,000
Montgomery County PA Higher Education &
Health Authority Revenue (Catholic Health
East)	5.500%	11/15/14 (Prere.)	1,000	1,037
Montgomery County PA Industrial Development
Authority Revenue (Friends' Central School
Project) VRDO	0.040%	3/7/14 LOC	2,610	2,610
Montgomery County PA Industrial Development
Authority Revenue (LaSalle College High
School) VRDO	0.030%	3/7/14 LOC	10,910	10,910
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue (Providence
Point Project) VRDO	0.050%	3/7/14 LOC	63,955	63,955
1 Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) TOB VRDO	0.050%	3/7/14	17,565	17,565

Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.050%	3/7/14	7,120	7,120
1 Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) TOB VRDO	0.030%	3/7/14 LOC	21,350	21,350
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.020%	3/7/14	13,460	13,460
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.020%	3/7/14	8,470	8,470
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.020%	3/7/14	12,260	12,260
Nuveen PA Investment Quality Municipal Fund
VRDP VRDO	0.130%	3/7/14 LOC	15,000	15,000
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.130%	3/7/14 LOC	39,000	39,000
Palisades PA School District GO	1.000%	9/1/14	1,240	1,245
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Shippingport Project) FirstEnergy VRDO 0.030%		3/3/14 LOC	700	700
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	0.050%	3/7/14 LOC	5,000	5,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	7/1/14	24,650	24,968
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	3.000%	1/1/15	4,000	4,094
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue VRDO	0.030%	3/7/14 LOC	9,480	9,480
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB PUT 0.180%		8/14/14	7,495	7,495
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO 0.040%		3/7/14 (13)	9,900	9,900
Pennsylvania GO	5.000%	3/15/14	8,920	8,936
Pennsylvania GO	1.000%	4/1/14	33,565	33,589
Pennsylvania GO	5.000%	5/1/14	12,105	12,203
Pennsylvania GO	5.000%	7/1/14	1,200	1,219
Pennsylvania GO	5.000%	7/1/14	1,000	1,016
Pennsylvania GO	5.000%	7/15/14	3,000	3,054
Pennsylvania GO	4.750%	9/1/14	1,000	1,023
Pennsylvania GO	5.000%	9/1/14	1,400	1,434
Pennsylvania GO	5.000%	2/15/15	11,400	11,930
1 Pennsylvania GO TOB VRDO	0.030%	3/7/14	10,400	10,400
1 Pennsylvania GO TOB VRDO	0.040%	3/7/14	12,820	12,820
1 Pennsylvania GO TOB VRDO	0.040%	3/7/14	11,420	11,420
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO 0.040%		3/3/14 LOC	900	900
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO 0.030%		3/7/14 LOC	8,350	8,350

Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.040%	3/7/14 LOC	16,175	16,175
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.030%	3/7/14 LOC	1,800	1,800
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.030%	3/7/14 LOC	6,600	6,600
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/14	1,325	1,344
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.250%	6/1/14 (Prere.)	1,840	1,863
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Presbyterian Medical
Center) TOB VRDO	0.040%	3/7/14	7,200	7,200
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)
VRDO	0.040%	3/7/14 LOC	14,000	14,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.050%	3/7/14 LOC	4,700	4,700
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.020%	3/7/14 LOC	18,040	18,040
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.020%	3/7/14 LOC	29,190	29,190
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.050%	3/7/14	5,000	5,000
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.030%	3/7/14	59,780	59,780
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.040%	3/7/14	7,570	7,570
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.090%	3/7/14	2,300	2,300
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.040%	3/7/14	16,400	16,400
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.040%	3/7/14	7,090	7,090
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.040%	3/7/14	19,895	19,895
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.040%	3/7/14	16,780	16,780
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.040%	3/7/14	24,195	24,195
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.060%	4/2/14 LOC	10,000	10,000
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.060%	4/2/14 LOC	8,000	8,000
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.090%	5/1/14 LOC	3,300	3,300
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/14	1,000	1,014

Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/14	2,000	2,028
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.040%	3/7/14	5,050	5,050
Pennsylvania State University Revenue PUT	0.220%	6/1/14	40,000	40,000
1 Pennsylvania State University Revenue TOB
VRDO	0.030%	3/7/14 LOC	23,545	23,545
1 Pennsylvania State University Revenue TOB
VRDO	0.040%	3/7/14	6,095	6,095
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/14	1,000	1,036
Philadelphia Authority for Industrial
Development Revenue (Gift of Life Donor
Program) VRDO	0.030%	3/7/14 LOC	11,080	11,080
Philadelphia PA Airport Revenue VRDO	0.040%	3/7/14 LOC	23,390	23,390
Philadelphia PA Airport Revenue VRDO	0.040%	3/7/14 LOC	9,000	9,000
Philadelphia PA Authority for Industrial
Development Educational Facilities Revenue
(Chestnut Hill College Project) VRDO	0.040%	3/7/14 LOC	4,000	4,000
1 Philadelphia PA Authority for Industrial
Development Revenue (Girard Estate
Aramark Project) VRDO	0.080%	3/7/14 LOC	3,600	3,600
Philadelphia PA Authority for Industrial
Development Revenue (Inglis House Project)
VRDO	0.030%	3/7/14	19,900	19,900
Philadelphia PA Gas Works Revenue VRDO	0.020%	3/7/14 LOC	16,900	16,900
Philadelphia PA Gas Works Revenue VRDO	0.030%	3/7/14 LOC	26,930	26,930
Philadelphia PA Gas Works Revenue VRDO	0.030%	3/7/14 LOC	14,800	14,800
Philadelphia PA Gas Works Revenue VRDO	0.030%	3/7/14 LOC	14,000	14,000
Philadelphia PA GO VRDO	0.040%	3/7/14 LOC	60,550	60,550
1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
TOB VRDO	0.040%	3/7/14	4,765	4,765
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.030%	3/3/14	12,600	12,600
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.030%	3/3/14	18,900	18,900
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.020%	3/7/14 LOC	18,325	18,325
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.040%	3/7/14 LOC	30,600	30,600
Philadelphia PA School District GO VRDO	0.030%	3/7/14 LOC	5,100	5,100
Philadelphia PA School District GO VRDO	0.030%	3/7/14 LOC	24,505	24,505
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.040%	3/7/14 (13)	45,210	45,210
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.050%	3/7/14 LOC	20,470	20,470
Philadelphia PA Water & Waste Water Revenue
VRDO	0.020%	3/7/14 LOC	46,365	46,365
Philadelphia School District GO	5.250%	6/1/14 (Prere.)	1,000	1,013

Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.030%	3/7/14 LOC	30,000	30,000
Ridley PA School District GO VRDO	0.030%	3/7/14 LOC	9,180	9,180
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project) VRDO	0.050%	3/7/14 LOC	25,670	25,670
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.040%	3/7/14	9,970	9,970
Springfield PA School District GO	5.000%	3/15/14 (Prere.)	3,110	3,116
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.375%	11/15/14 (Prere.)	3,610	3,744
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)
VRDO	0.030%	3/7/14	18,415	18,415
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	0.030%	3/7/14	9,025	9,025
Swatara Township PA GO	5.100%	10/1/14 (Prere.)	1,300	1,338
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.040%	3/7/14	4,100	4,100
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	7/11/14	26,000	26,171
University of Pittsburgh PA Revenue CP	0.100%	3/5/14	20,000	20,000
University of Pittsburgh PA Revenue CP	0.090%	3/7/14	25,000	25,000
University of Pittsburgh PA Revenue CP	0.090%	3/10/14	7,500	7,500
University of Pittsburgh PA Revenue CP	0.090%	3/10/14	7,500	7,500
University of Pittsburgh PA Revenue CP	0.080%	4/1/14	20,000	20,000
University of Pittsburgh PA Revenue CP	0.080%	4/1/14	20,000	20,000
University of Pittsburgh PA Revenue CP	0.100%	5/1/14	20,000	20,000
University of Pittsburgh PA Revenue CP	0.090%	5/5/14	8,950	8,950
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	0.040%	3/7/14 LOC	9,365	9,365
Washington Township PA Municipal Authority
Sewer Revenue	6.000%	12/15/14 (Prere.)	2,475	2,590
York County PA Industrial Development
Authority Revenue (Crescent Industries Inc.
Project) VRDO	0.140%	3/7/14 LOC	2,815	2,815
				2,421,831
Puerto Rico (0.2%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.375%	7/1/14 (Prere.)	5,000	5,086

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/14 (Prere.)	1,750	1,801

Total Tax-Exempt Municipal Bonds (Cost $2,428,718)				2,428,718
Total Investments (99.9%) (Cost $2,428,718)				2,428,718
Other Assets and Liabilities-Net (0.1%)				2,394
Net Assets (100%)				2,431,112

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $480,350,000, representing 19.8% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2014, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
Pennsylvania (98.8%)
Abington PA School District GO	5.000%	4/1/32 (4)	1,495	1,566
Allegheny County PA GO	5.000%	11/1/23	2,570	2,899
Allegheny County PA GO	5.000%	11/1/27	2,575	2,805
Allegheny County PA GO	5.000%	11/1/29	4,000	4,224
Allegheny County PA GO	5.250%	12/1/32	1,000	1,089
Allegheny County PA GO	5.250%	12/1/33	1,000	1,083
Allegheny County PA GO	5.000%	12/1/34	3,600	3,793
Allegheny County PA GO	5.000%	12/1/37	10,000	10,446
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University)	5.000%	3/1/24	6,750	7,825
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	2,545	2,591
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/35	1,000	990
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.250%	3/1/26	4,005	4,463
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/28	1,940	2,164
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,700	1,881
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	770	848
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/33	1,000	1,067
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.879%	2/1/21	4,310	4,266
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/23 (14)	5,745	7,116
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,020	4,509
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.979%	2/1/37	3,000	2,506
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,800	11,966
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,451

Allegheny County PA Sanitary Authority Sewer
Revenue	5.500%	12/1/16 (ETM)	11,295	12,113
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/24 (14)	6,000	6,395
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/26 (4)	4,925	5,397
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/30 (4)	3,500	3,710
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/32 (14)	12,000	12,381
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/41 (15)	3,500	3,737
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/44 (15)	6,210	6,610
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	400	411
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	250	250
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	7,880	7,620
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	9,620	9,026
Annville Cleona PA School District GO	6.000%	3/1/15 (Prere.)	1,230	1,301
Annville Cleona PA School District GO	6.000%	3/1/15 (Prere.)	2,475	2,617
Annville Cleona PA School District GO	6.000%	3/1/15 (Prere.)	190	201
Annville Cleona PA School District GO	6.000%	3/1/28 (4)	80	84
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/22	1,240	1,396
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/23	1,750	1,961
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,770
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,116
Bensalem Township PA School District GO	5.250%	6/15/24 (14)	3,700	4,181
Bensalem Township PA School District GO	5.000%	6/1/31	5,000	5,576
Berks County PA GO	0.000%	11/15/15 (14)	6,250	6,184
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	3,920
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,198
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,935	7,150
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/44	5,000	5,138
Blair County PA Hospital Authority Hospital
Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	4,980	5,196
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	6.000%	11/15/14 (Prere.)	13,500	14,334
Bristol Township PA School District GO	5.250%	6/1/37	5,000	5,351
Bucks County PA GO	4.000%	12/1/28	1,235	1,308
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.030%	3/7/14 LOC	14,000	14,000
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,196

Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,160
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	3,736
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.125%	7/1/29	1,025	1,195
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.250%	7/1/39	20	23
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,000	7,645
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,156
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	6,499
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	5,000	5,131
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/41	4,465	4,908
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	3,051
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/46	6,890	7,991
Chambersburg PA Area School District GO	5.250%	9/1/15 (Prere.)	2,125	2,286
Chambersburg PA Area School District GO	5.250%	3/1/29 (14)	1,680	1,774
Chambersburg PA Area School District GO	5.250%	2/1/37	2,535	2,756
Chester County PA GO	5.000%	7/15/26	4,345	4,867
Chester County PA GO	5.000%	7/15/27	5,000	5,503
Chester County PA GO	5.000%	11/15/30	3,740	4,232
Chester County PA GO	5.000%	11/15/31	2,350	2,644
Chester County PA GO	5.000%	11/15/31	3,000	3,405
Chester County PA GO	5.000%	11/15/32	1,000	1,119
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/18	1,105	1,176
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/20	650	681
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/22	795	819
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,540
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	2,862
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	31,368
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,078
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	675	642
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	1,740	1,594
Chester County PA School Authority Revenue	5.000%	4/1/23 (2)	2,670	2,849
Chester County PA School Authority Revenue	5.000%	4/1/24 (2)	1,000	1,067
Chester County PA School Authority Revenue	5.000%	4/1/26 (2)	1,575	1,678

Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	4,761
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	5,905
Commonwealth Financing Authority
Pennsylvania Revenue	5.250%	6/1/23 (14)	5,000	5,282
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,486
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,330
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,156
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	5,000	5,188
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/27	2,700	2,746
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	2,000	2,133
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	2,225	2,392
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,097
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,105	3,222
Dallas PA School District GO	5.000%	4/1/29 (11)	5,385	5,775
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	100	110
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	15,000	16,276
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/42	16,000	16,052
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,000	4,664
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/24 (14)	3,900	4,134
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,088
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,076
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	648
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/27	3,240	3,653
Delaware County PA Vocational-Technical
School Authority Lease Revenue (Delaware
County Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,308
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/20 (14)	5,105	6,152
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,100	1,241

Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/22	2,910	3,207
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,651
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,470
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	2,874
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,000	3,131
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	1,036
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	3,500	3,845
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/34	3,500	3,785
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	10,585
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	12,000	12,847
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	14,000	14,813
Doylestown PA Hospital Authority Revenue	5.000%	7/1/20 (12)	5,060	5,534
Doylestown PA Hospital Authority Revenue	5.000%	7/1/21 (12)	3,000	3,228
Doylestown PA Hospital Authority Revenue	5.000%	7/1/22 (12)	3,455	3,671
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	3,941
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,649
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,213
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,031
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	890
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,273
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,210
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	4,250	3,976
East Norriton-Plymouth-Whitpain Joint Sewer
Authority Revenue	5.000%	8/1/38	2,500	2,634
East Norriton-Plymouth-Whitpain Joint Sewer
Authority Revenue	5.000%	8/1/41	2,100	2,200
East Stroudsburg PA Area School District GO	5.000%	9/1/29 (4)	7,085	7,756
Erie County PA GO	5.000%	9/1/15 (Prere.)	5,525	5,924
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	3,250	3,294
Fox Chapel PA Area School District GO	5.000%	8/1/28	1,000	1,142
Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,328
Fox Chapel PA Area School District GO	5.000%	8/1/34	5,690	6,230
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,000	17,528
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.125%	6/1/34	5,000	5,221

Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.250%	6/1/39	20,735	21,652
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.020%	3/3/14	1,980	1,980
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.030%	3/3/14	7,070	7,070
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.030%	3/3/14	12,800	12,800
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.030%	3/3/14	32,850	32,850
Hampden Township PA GO	5.000%	5/15/31	1,060	1,177
Hampden Township PA GO	5.000%	5/15/37	1,660	1,794
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	9,655	10,066
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	4,224
Hazleton PA Area School District GO	0.000%	3/1/22 (14)	5,265	4,102
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,459
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,200
1 Hempfield PA School District GO TOB VRDO	0.030%	3/7/14 LOC	5,000	5,000
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	1,925
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,808
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,277
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,250
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	929
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,326
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	3/15/26	4,955	5,352
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	7/1/42	6,000	6,168
Lancaster County PA Hospital Authority
Revenue (Masonic Homes Project) VRDO	0.040%	3/3/14 LOC	300	300
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/30	3,000	3,299
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/31	4,235	4,624
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/32	2,600	2,813
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	9,000	9,580
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/27	2,775	2,957
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/37	4,000	4,185
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.000%	5/1/21	500	525
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.375%	5/1/28	1,250	1,280

Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.750%	5/1/35	2,200	2,274
Lehigh County PA Authority Water & Sewer
Revenue	0.000%	12/1/24	1,695	1,051
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	14,305	14,659
Lehigh County PA Authority Water & Sewer
Revenue	5.125%	12/1/47	4,000	4,135
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	7.000%	7/1/16 (14)	2,150	2,314
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	5,000	4,868
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/35 (4)	5,000	5,144
Lower Merion PA School District GO	5.000%	9/1/28	7,845	8,608
Lower Merion PA School District GO	5.000%	9/1/30	8,670	9,438
Lower Merion PA School District GO	5.000%	9/1/32	5,000	5,440
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,836
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	10,893
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,142
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	5,776
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	5,901
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	7,018
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System
Project)	5.375%	7/1/23	565	610
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,182
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	4,451
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,427
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	2,045
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/32	1,400	1,437
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/41	2,000	2,006
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	1,500	1,599
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,213
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	5,085	5,262
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	1,370	1,533
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	345	386
Montgomery County PA GO	5.000%	10/15/28	11,865	12,813
Montgomery County PA GO	5.000%	10/15/31	6,105	6,567

Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,000	5,316
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	12,000	12,569
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/33	13,545	13,956
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,064
Montgomery County PA Higher Education &
Health Authority Revenue (Catholic Health
East)	5.375%	11/15/14 (Prere.)	2,175	2,255
Montgomery County PA Higher Education &
Health Authority Revenue (Dickinson College)	5.000%	5/1/31 (11)	5,750	6,084
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.250%	1/1/36	16,000	16,029
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	1,400	1,453
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/25 (14)	6,500	6,901
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/26 (14)	3,550	3,736
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/27 (14)	3,300	3,467
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.250%	8/1/33	7,000	7,495
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/38	14,415	15,528
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,565	1,713
Moon Area School District PA GO	5.000%	11/15/28 (4)	5,000	5,329
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,250	6,531
Mount Lebanon PA School District GO	5.000%	2/15/34	5,500	6,012
North Pocono PA School District GO	5.000%	3/15/26 (14)	4,035	4,332
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,250	1,342
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/24	1,295	1,379
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.375%	8/15/28	6,675	6,980
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/33	10,000	10,135
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	5,100	5,187

Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/32	4,000	4,423
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/43	3,000	3,206
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	5.000%	11/15/39	2,595	2,723
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/32	1,275	1,177
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	902
Pennsbury PA School District GO	5.250%	8/1/14 (Prere.)	9,135	9,334
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/23	9,000	9,873
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/29 (4)	2,000	865
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/30 (4)	3,710	1,484
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/31 (4)	3,000	3,368
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/32 (4)	3,000	3,347
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/36 (4)	6,045	1,783
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/38 (4)	5,525	1,420
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.250%	1/1/44 (4)	6,500	6,727
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	11,405	12,112
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43	7,000	7,259
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/22	8,000	9,040
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/23	8,000	8,628
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,610
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	5,790

Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,546
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	8,975	9,443
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	10,550
Pennsylvania GO	5.000%	2/15/16	16,000	17,482
Pennsylvania GO	5.000%	4/15/16	5,000	5,501
Pennsylvania GO	5.000%	7/1/17	16,000	18,354
Pennsylvania GO	5.000%	8/1/17	10,000	11,501
Pennsylvania GO	5.000%	2/15/18	12,745	14,846
Pennsylvania GO	5.000%	5/1/18	15,000	17,568
Pennsylvania GO	5.000%	5/1/19	5,000	5,961
Pennsylvania GO	5.000%	7/1/19	15,000	17,940
Pennsylvania GO	5.000%	7/1/20	7,225	8,674
Pennsylvania GO	5.000%	11/15/20	8,740	10,528
Pennsylvania GO	5.000%	6/1/21	5,000	6,010
Pennsylvania GO	5.375%	7/1/21	16,000	19,652
Pennsylvania GO	5.000%	7/1/22	10,000	12,031
Pennsylvania GO	5.000%	11/15/24	10,000	11,579
Pennsylvania GO	5.000%	4/1/25	5,000	5,867
Pennsylvania GO	5.000%	6/1/25	10,000	11,595
Pennsylvania GO	5.000%	11/15/25	10,000	11,496
Pennsylvania GO	5.000%	6/1/26	10,000	11,502
Pennsylvania GO	5.000%	11/15/26	6,705	7,653
Pennsylvania GO	5.000%	6/1/27	10,000	11,432
Pennsylvania GO	5.000%	4/1/28	10,000	11,459
Pennsylvania GO	5.000%	6/1/28	5,000	5,674
Pennsylvania GO	4.000%	10/15/28	10,000	10,567
Pennsylvania GO	4.000%	4/1/29	10,000	10,442
Pennsylvania GO	5.000%	11/15/29	5,000	5,607
Pennsylvania GO	4.000%	4/1/30	10,000	10,347
Pennsylvania GO	5.000%	10/15/31	14,955	16,853
Pennsylvania GO	5.000%	6/1/32	8,115	8,564
Pennsylvania GO	5.000%	10/15/32	15,000	16,799
1 Pennsylvania GO TOB VRDO	0.060%	3/7/14	8,000	8,000
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/20	595	647
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/21	1,245	1,338
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/27	1,250	1,265
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/42	535	500
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/37 (2)	10,000	10,664
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,590
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,371

Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,302
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,167
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,070
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	5,161
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	9,948
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.040%	3/3/14 LOC	1,750	1,750
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.615%	7/1/17 (10)	3,690	3,679
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	9,649
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	503
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.030%	3/7/14 LOC	2,295	2,295
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	8,445	9,587
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,413
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,731
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	3,961
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,804
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	5,919
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/39	1,270	1,345
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,109
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	5,844
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,076
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/24	1,055	1,149
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/27	1,175	1,233
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/28	1,250	1,300
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/32	2,000	2,018
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	1,000	989

Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	1,400	1,346
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	2,000	1,861
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/31 (10)	5,000	5,006
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/33	1,265	1,319
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/34	4,000	4,151
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	9,920	10,162
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/23 (14)	7,000	7,599
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24 (14)	12,680	13,756
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,204
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	10,400	10,893
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39 (2)	9,000	9,277
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/40	1,000	1,043
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/23	1,130	1,315
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/27	1,285	1,470
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	3,390	3,865
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/29	1,600	1,779
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/30	2,260	2,497
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/41	9,400	10,035
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/24	2,765	3,114
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.250%	8/15/25	4,000	4,531
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,282
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	3,860	4,123

Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/32	2,000	2,127
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/41	4,000	4,386
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	21,260	22,138
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	11/1/28 (10)	4,080	4,334
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/25 (12)	2,285	2,461
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/27 (12)	1,800	1,916
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/37 (12)	2,745	2,824
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/42	4,700	4,853
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/26	1,200	1,217
1 Pennsylvania Higher Educational Facilities
Authority Revenue TOB VRDO	0.050%	3/7/14	2,100	2,100
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	1,000	1,107
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	3,000	2,882
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,288
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	1,500	1,548
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/25	195	202
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.500%	10/1/30	1,500	1,521
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.300%	10/1/32	3,525	3,075
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.750%	10/1/39	2,605	2,678
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.000%	7/1/21	3,000	3,507
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	17,530	19,566
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/22	3,230	3,722
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/27 (4)	12,880	13,465

Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	18,305	19,236
Pennsylvania State University Revenue	5.000%	8/15/19	920	1,049
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,422
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,283
Pennsylvania State University Revenue	5.250%	8/15/23	2,000	2,430
Pennsylvania State University Revenue	5.000%	8/15/24	2,000	2,259
Pennsylvania State University Revenue	5.000%	9/1/24	5,000	5,118
Pennsylvania State University Revenue	5.000%	9/1/24	3,000	3,201
Pennsylvania State University Revenue	5.000%	3/1/26	4,800	5,420
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,112
Pennsylvania State University Revenue	5.000%	9/1/29	7,625	7,770
Pennsylvania State University Revenue	5.000%	9/1/29	2,500	2,643
Pennsylvania State University Revenue	5.000%	9/1/34	4,325	4,410
1 Pennsylvania State University Revenue TOB
VRDO	0.030%	3/7/14 LOC	3,500	3,500
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/27	2,540	2,812
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/29	2,925	3,191
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,190
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	2,720	2,821
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/41	7,000	7,551
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,430	5,640
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,363
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,216
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/37	2,000	659
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.090%	3/7/14 (4)	11,500	11,500
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.090%	3/7/14 (4)	15,000	15,000
2 Pennsylvania Turnpike Commission Revenue	0.580%	12/1/16	1,310	1,315
2 Pennsylvania Turnpike Commission Revenue	0.630%	12/1/17	4,000	4,015
2 Pennsylvania Turnpike Commission Revenue	0.710%	12/1/18	1,000	1,003
2 Pennsylvania Turnpike Commission Revenue	1.300%	12/1/20	2,500	2,548
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	6,000	6,963
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	1,000	1,126
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	18,760
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	14,137
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,009
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/29	2,525	2,899
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,669
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	4,964
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	10,000	10,307
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/32 (2)	16,000	16,461
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	19,579
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	1,058
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	13,057
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	2,859

Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	3,000	3,457
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	5,365	5,635
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	8,650	8,902
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	21,595	24,452
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	2,062
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	7,823
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	10,000	10,373
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	30,750	32,198
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	24,811
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	7,685
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,365	4,080
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	22,000	23,097
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	5,000	5,178
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,049
Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,440
Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	6,357
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,337
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,501
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,265
Philadelphia PA Airport Revenue	5.250%	6/15/30	6,890	7,361
Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,000	3,269
Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,242
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	6,000	6,897
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	3,028
Philadelphia PA GO	7.125%	7/15/16 (Prere.)	3,500	4,061
Philadelphia PA GO	5.000%	8/1/20 (14)	8,005	8,571
Philadelphia PA GO	5.000%	8/1/21 (14)	6,235	6,616
Philadelphia PA GO	5.250%	7/15/25	5,000	5,610
Philadelphia PA GO	5.875%	8/1/31	800	837
Philadelphia PA GO	5.250%	7/15/33	3,585	3,878
Philadelphia PA GO	6.000%	8/1/36	7,430	8,242
Philadelphia PA GO	6.500%	8/1/41	3,785	4,248
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/32	19,440	20,799
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,607
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.030%	3/3/14	16,000	16,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.030%	3/3/14	4,960	4,960
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.030%	3/3/14	15,700	15,700
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	6,000	5,401

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	2,250	1,979
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	5,000	4,310
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,587
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	10,428
Philadelphia PA School District GO	5.000%	9/1/19	2,120	2,451
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,452
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,378
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,678
Philadelphia PA School District GO	6.000%	9/1/38	20,000	21,695
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,085
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,347
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,361
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	10,969
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	9,975	10,604
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,252
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	7,210	7,467
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	9,000	9,471
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/26 (4)	3,030	3,348
Pittsburgh PA School District GO	5.000%	9/1/24	1,000	1,120
Pittsburgh PA Water & Sewer Authority
Revenue	7.250%	9/1/14 (ETM)	3,410	3,519
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	5,844
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	10,000	4,785
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/36	5,000	5,355
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/40	5,000	5,307
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,231
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	3,000	3,070
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	725	776
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	215	230
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	835	894
Radnor Township PA School District GO	5.000%	2/15/35 (4)	725	760
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,057
Reading PA School District GO	5.000%	1/15/29 (4)	5,000	5,282
Scranton PA School District GO	5.250%	6/15/27 (10)	2,750	2,954
Scranton PA School District GO	5.250%	6/15/31 (10)	2,375	2,527
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	4,075	4,362
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/30 (4)	5,340	5,650
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30 (12)	5,000	5,253
Somerset PA Area School District GO	5.000%	3/15/25 (4)	7,090	7,900
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (6)	4,735	4,980

Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	20,000	22,569
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,666
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,429
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/24	14,705	16,478
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,519
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	3,000	3,286
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,252
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	6,814
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	1,250	1,421
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/31	2,110	2,198
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	0.030%	3/7/14	9,100	9,100
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33	5,000	4,433
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/29	400	452
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/30	1,020	1,144
3 Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/30	16,000	17,235
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/31	1,115	1,250
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/38	675	737
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/43	1,000	1,080
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	4,245	4,588
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,141
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	7,193
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,519
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	16,011
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/34	10,100	11,112

Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/15 (2)	2,250	2,377
West Chester PA Area School District GO	5.000%	5/15/28 (14)	7,480	7,957
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.000%	1/1/26	655	722
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	5.625%	1/1/32	5,415	5,668
West York PA Area School District GO	5.000%	4/1/33	4,245	4,610
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,500	1,545
Westmoreland County PA Municipal Authority
Revenue	5.250%	8/15/15 (Prere.)	3,490	3,747
Westmoreland County PA Municipal Authority
Revenue	6.125%	7/1/17 (ETM)	4,895	5,405
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/33	9,465	10,006
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	7,500	7,851
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/15 (3)	5,000	4,951
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	3,614
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/24 (14)	4,000	2,747
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	4,110	4,280
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,167
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	2,200	2,249
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/37	3,000	3,002
Wyoming PA Area School District GO	5.000%	9/1/26 (14)	2,000	2,132
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,020	5,269
York County PA GO	5.000%	6/1/33 (14)	6,000	6,332
York County PA GO	5.000%	6/1/37	3,315	3,551
York County PA GO	5.000%	6/1/38	9,185	9,809
				2,904,502
Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	12

Total Tax-Exempt Municipal Bonds (Cost $2,807,561)				2,904,514
Total Investments (98.8%) (Cost $2,807,561)				2,904,514
Other Assets and Liabilities-Net (1.2%)				35,833
Net Assets (100%)				2,940,347

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $20,895,000, representing 0.7% of net assets.
2 Adjustable-rate security.
3 Securities with a value of $536,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,904,514	—
Futures Contracts—Assets[1]	39	—	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	36	2,904,514	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2014	(180)	(22,416)	(38)
5-Year U.S. Treasury Note	June 2014	131	15,702	(3)
Ultra Long U.S. Treasury Bond	June 2014	(32)	(4,595)	—
				(41)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2014, the cost of investment securities for tax purposes was $2,811,475,000. Net unrealized appreciation of investment securities for tax purposes was $93,039,000, consisting of unrealized gains of $117,717,000 on securities that had risen in value since their purchase and $24,678,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

VANGUARD PENNSYLVANIA TAX- FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 16, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.